Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2018
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Changes in Property, Plant and Equipment

The table below shows the changes in property, plant and equipment for the fiscal years ended March 31, 2018 and 2017.

	Assets for rent	Land	Buildings	Leased assets	Others	Total
	(In millions)
Cost	¥1,833,990	¥518,564	¥760,244	¥16,741	¥431,178	¥3,560,717
Accumulated depreciation and impairment losses	(288,630)	(5,745)	(384,565)	(9,183)	(281,643)	(969,766)

Net carrying amount at April 1, 2016	1,545,360	512,819	375,679	7,558	149,535	2,590,951

Additions	320,921	1,268	15,117	1,704	41,292	380,302
Acquisition of subsidiaries and businesses	52,636	20	604	4	547	53,811
Disposals	(152,172)	(3,058)	(1,089)	(74)	(1,771)	(158,164)
Depreciation	(88,198)	—	(24,507)	(2,102)	(29,749)	(144,556)
Impairment losses	—	(453)	(5,618)	—	(325)	(6,396)
Exchange differences	(9,670)	—	(192)	—	(425)	(10,287)
Others	(9,961)	3,896	10,813	97	(24,451)	(19,606)

Net carrying amount	1,658,916	514,492	370,807	7,187	134,653	2,686,055

Cost	2,086,804	520,078	774,233	17,837	425,728	3,824,680
Accumulated depreciation and impairment losses	(427,888)	(5,586)	(403,426)	(10,650)	(291,075)	(1,138,625)

Net carrying amount at March 31, 2017	1,658,916	514,492	370,807	7,187	134,653	2,686,055

Additions	415,397	44	30,144	1,775	54,951	502,311
Acquisition of subsidiaries and businesses	304,233	—	—	—	24	304,257
Disposals(1)	(1,640,222)	(52,327)	(33,796)	(660)	(10,064)	(1,737,069)
Depreciation	(91,906)	—	(21,344)	(2,061)	(30,663)	(145,974)
Impairment losses	—	(2,446)	(25,203)	(136)	(31)	(27,816)
Exchange differences	(66,033)	(4)	(284)	(3)	(506)	(66,830)
Others	302	(192)	11,673	47	(16,632)	(4,802)

Net carrying amount	580,687	459,567	331,997	6,149	131,732	1,510,132

Cost	607,769	466,046	738,023	17,373	413,945	2,243,156
Accumulated depreciation and impairment losses	(27,082)	(6,479)	(406,026)	(11,224)	(282,213)	(733,024)

Net carrying amount at March 31, 2018	¥580,687	¥459,567	¥331,997	¥6,149	¥131,732	¥1,510,132

(1)	Disposals include property, plant and equipment owned by SMFL reclassified as “Assets held for sale” during the fiscal year ended March 31, 2018. In addition, Disposals include property, plant and equipment related to KUBC and The Minato Bank, both of which had been the Company’s subsidiaries but became its equity method associates in March, 2018.